Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-Based Compensation.
Schedule of fair value assumptions for options

	July 1, 2014	April 2, 2015	July 16, 2015
Risk-free rate of return	3.18%	2.52%	2.96%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate	60.57%	58.86%	58.85%
Expected dividend yield	0%	0%	0%
Fair value of underlying ordinary shares	0.60	1.24	1.67

Summary of option activity

	Number of Options	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding, as of January 1, 2015	12,028,400	0.48	—	—
Granted	1,061,600	1.00	—	—
Replacement under the Options Replacement Program	2,525,000	0.73	—	—
Forfeited	(548,900)	0.48	—	—

Outstanding, as of December 31, 2015	15,066,100	0.56	8.6	1.1

Vested and expected to vest as of December 31, 2015	13,971,533	0.56	8.6	1.1
Exercisable as of December 31, 2015	—	—	—	—

Summary of restricted share activity
	Number of Shares	Weighted Average Grant-date Fair Value

Unvested, as of January 1, 2015	—
Granted	2,680,400	1.45
Forfeited	—

Unvested, as of December 31, 2015	2,680,400	1.45